Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	5.18
Maximum Aggregate Offering Price	$ 1,295,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 178.84
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) shall also cover an additional indeterminable number of shares of common stock which become issuable under the BGSF, Inc. 2020 Employee Stock Purchase Plan, as amended (the “Plan”), by reason of any future stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.
(2)	Additional shares of common stock authorized for issuance pursuant to awards made under the Plan as a result of a recent amendment to the Plan.
(3)	Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the $5.27 (high) and $5.08 (low) sales prices of the registrant’s common stock as reported on the New York Stock Exchange on May 19, 2026, which date is within five business days prior to filing this Registration Statement.